Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Apr. 02, 2013
Document Effective Date	Apr. 02, 2013
Prospectus Date	Apr. 02, 2013
Innovator Matrix Income(R) Fund | Innovator Matrix Income(R) Fund | Institutional Class
Risk/Return:
Trading Symbol	IMIIX